American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2023

International Growth - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.9%
Australia — 3.3%
CSL Ltd.	351,550	69,946,899
NEXTDC Ltd.(1)	2,819,788	19,401,230
		89,348,129
Belgium — 1.2%
KBC Group NV	442,700	33,058,875
Brazil — 0.4%
Sendas Distribuidora SA	3,123,900	10,823,816
Canada — 4.5%
Aritzia, Inc.(1)	260,990	7,945,419
Canadian Pacific Railway Ltd.	609,940	46,323,256
Element Fleet Management Corp.	1,705,660	24,363,000
First Quantum Minerals Ltd.	780,000	17,040,528
GFL Environmental, Inc.(2)	856,409	26,009,141
		121,681,344
China — 2.3%
H World Group Ltd., ADR	436,340	20,669,426
Li Ning Co. Ltd.	3,346,500	28,554,698
Tencent Holdings Ltd.	293,100	12,875,412
		62,099,536
Denmark — 4.6%
Novo Nordisk A/S, B Shares	830,018	117,244,407
Vestas Wind Systems A/S	285,620	8,150,149
		125,394,556
Finland — 0.2%
Neste Oyj	108,190	5,218,138
France — 20.8%
Air Liquide SA	340,432	54,086,600
Airbus SE	330,280	43,256,932
Arkema SA	117,300	11,891,764
Bureau Veritas SA	780,839	22,305,870
Capgemini SE	175,570	32,925,708
Edenred	649,477	36,556,613
EssilorLuxottica SA	124,350	21,556,493
Hermes International	10,980	19,875,256
L'Oreal SA	89,010	35,183,232
LVMH Moet Hennessy Louis Vuitton SE	128,340	106,692,414
Pernod Ricard SA	184,550	38,499,199
Safran SA	214,650	30,308,864
Sartorius Stedim Biotech	43,740	14,245,968
Schneider Electric SE	368,570	59,139,656
Thales SA	127,680	17,850,154
Valeo	963,610	20,018,747
		564,393,470
Germany — 6.5%
Brenntag SE	206,950	15,588,131
HUGO BOSS AG	298,870	20,440,993
Infineon Technologies AG	1,205,561	42,648,384
Mercedes-Benz Group AG	387,010	29,661,493

Puma SE	572,220	36,424,339
Symrise AG	147,400	15,059,754
Zalando SE(1)	397,710	15,757,291
		175,580,385
Hong Kong — 3.5%
AIA Group Ltd.	6,224,000	66,148,727
Hong Kong Exchanges & Clearing Ltd.	338,500	13,557,820
Techtronic Industries Co. Ltd.	1,665,500	16,587,156
		96,293,703
India — 0.7%
HDFC Bank Ltd.	987,990	19,108,123
Indonesia — 0.7%
Bank Central Asia Tbk PT	34,499,500	19,786,798
Ireland — 4.0%
Bank of Ireland Group PLC	1,475,810	16,259,165
CRH PLC(2)	533,460	25,058,465
ICON PLC(1)	131,200	29,602,656
Kerry Group PLC, A Shares	408,160	39,079,175
		109,999,461
Italy — 4.3%
Ferrari NV	232,660	60,362,752
Prysmian SpA	744,970	28,640,338
Tenaris SA	1,766,600	29,064,341
		118,067,431
Japan — 10.9%
BayCurrent Consulting, Inc.(2)	1,044,600	41,008,547
Fast Retailing Co. Ltd.(2)	159,000	31,389,117
Hoya Corp.	277,100	27,433,647
JMDC, Inc.	479,100	15,126,808
Keyence Corp.	137,900	59,604,132
Kobe Bussan Co. Ltd.	902,400	24,668,262
Lasertec Corp.	158,100	25,706,327
MonotaRO Co. Ltd.	2,159,500	29,372,128
Murata Manufacturing Co. Ltd.	296,700	15,881,570
Obic Co. Ltd.	169,200	24,789,376
		294,979,914
Netherlands — 7.0%
Adyen NV(1)	23,612	33,468,341
ASML Holding NV	138,280	85,229,733
Koninklijke DSM NV	221,169	27,254,657
Universal Music Group NV	1,838,140	43,309,040
		189,261,771
Spain — 3.2%
Cellnex Telecom SA(1)	1,082,606	40,618,020
Iberdrola SA	4,120,202	47,231,595
		87,849,615
Sweden — 1.6%
Epiroc AB, A Shares	1,058,550	20,343,066
Hexagon AB, B Shares	1,983,920	21,986,936
		42,330,002
Switzerland — 6.8%
Alcon, Inc.	550,789	37,554,316
Lonza Group AG	85,480	50,915,412
On Holding AG, Class A(1)	520,330	11,379,617
Partners Group Holding AG	8,350	7,906,893

Sika AG	138,189	38,751,644
Zurich Insurance Group AG	78,620	37,293,654
		183,801,536
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	920,000	15,220,381
Thailand — 0.6%
Kasikornbank PCL	4,192,100	16,247,790
United Kingdom — 13.2%
Ashtead Group PLC	337,780	22,350,651
AstraZeneca PLC	649,120	84,566,056
Compass Group PLC	1,108,260	25,602,782
Halma PLC	636,750	16,572,369
HSBC Holdings PLC(2)	8,066,000	61,352,912
London Stock Exchange Group PLC	414,066	36,943,690
NatWest Group PLC	9,669,158	33,967,180
Reckitt Benckiser Group PLC	485,061	33,655,956
Segro PLC	2,241,880	22,143,222
Whitbread PLC	603,446	22,380,894
		359,535,712
TOTAL COMMON STOCKS (Cost $2,308,040,006)		2,740,080,486
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,200	1,200
State Street Navigator Securities Lending Government Money Market Portfolio(3)	711,915	711,915
		713,115
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $1,963,363), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $1,928,173)		1,927,935
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 07/15/29, valued at $6,122,082), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $6,002,755)		6,002,000
		7,929,935
TOTAL SHORT-TERM INVESTMENTS (Cost $8,643,050)		8,643,050
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $2,316,683,056)		2,748,723,536
OTHER ASSETS AND LIABILITIES — (1.2)%		(33,317,924)
TOTAL NET ASSETS — 100.0%		$2,715,405,612

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	17.3%
Consumer Discretionary	17.0%
Information Technology	15.9%
Industrials	15.8%
Financials	14.3%
Materials	7.0%
Consumer Staples	6.2%
Communication Services	3.6%
Utilities	1.7%
Energy	1.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $69,764,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $75,841,150, which includes securities collateral of $75,129,235.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$87,660,840	$2,652,419,646	—
Short-Term Investments	713,115	7,929,935	—
	$88,373,955	$2,660,349,581	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.